Cover	Apr. 08, 2026
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory Note This amended Current Report on Form 8-K (this “Amendment”) is being filed by Sumisho Air Lease Corporation (the “Company”) for the purpose of amending Item 2.05 of that certain Current Report on Form 8-K originally filed by the Company on April 14, 2026 (the “Original Form 8-K”) in connection with its workforce reduction implemented in connection with the closing of the merger involving the Company merging with and into Takeoff Merger Sub Inc., a Delaware corporation, with the Company surviving the merger as an indirect subsidiary of Sumisho Air Lease Corporation Designated Activity Company (formerly known as Gladiatora Designated Activity Company), an Irish private limited company. As noted in the Original Form 8-K, the Company was unable to reasonably estimate the costs and charges in connection with these actions as of the date of filing of the Original Form 8-K and this Amendment is being filed to provide such estimated costs and charges. Except as described below, all other information in the Original Form 8-K remains unchanged.
Document Period End Date	Apr. 08, 2026
Entity Registrant Name	SUMISHO AIR LEASE CORPORATION
Entity Central Index Key	0001487712
Entity File Number	001-35121
Entity Incorporation, State or Country Code	DE
Entity Address, Postal Zip Code	90067
Entity Address, Address Line One	2000 Avenue of the Stars
Entity Address, Address Line Two	Suite 1000N
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
City Area Code	310
Local Phone Number	553-0555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Tax Identification Number	27-1840403
Entity Emerging Growth Company	false